January 3, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP International Series, Inc.
                AXP Threadneedle European Equity Fund
                AXP Threadneedle International Fund
         Post-Effective Amendment No. 41
         File No. 2-92309/811-4075

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 41 (Amendment). This Amendment was filed electronically on Dec. 21, 2004.

If you have any questions or concerns regarding this filing, please contact Heidi Brommer at (612) 671-2403 or me at 612-671-7981.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation